UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2010*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Timescape Global Investments Master Fund, L.P.

Address:  c/o Citco Fund Services (Cayman Islands) Limited
          Windward 1
          Regatta Office Park
          West Bay Road
          P.O. Box 31106
          Grand Cayman KY1-1205
          Cayman Islands

13F File Number: 028-13300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadir Khan
Title:  Managing Member
Phone:  (212) 339-5311


Signature, Place and Date of Signing:

/s/ Nadir Khan                 New York, New York             August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


* As of June 30, 2010, Timescape Global Investments Master Fund, L.P. (the "Fund") no longer exercised investment discretion over any securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities. Accordingly, this is the Fund's final Form 13F filing.

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

1.       028-13299                   Timescape Global Capital Management, LLC


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